CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) / INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) / INCOME
Net unrealized (loss) / gain on available-for-sale investments	$ 1,033	$ 712	$ 90